PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Prepayment Other Receivables And Other Current Assets
SCHEDULE OF PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

As of December 31, 2021 and 2022, prepayment, other receivables and other current assets consists of the followings:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Current:
Prepayments	51,542	36,199	4,641
Deposits and other receivables	9,133	8,269	1,060
Loan receivables (Note a)	7,365	-	-
Less: Provision for doubtful accounts	(11,784)	(2,876)	(370)
	56,256	41,592	5,331
Non-current:
Prepayments	-	3,224	413
Deposits	131	1,678	215
	131	4,902	628

	56,387	46,494	5,959

SCHEDULE OF CHANGES IN PROVISION FOR DOUBTFUL ACCOUNTS

The following table summarizes the changes in provision for doubtful accounts:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	13,601	11,784	1,511
Charge to expense	9,417	(6,840)	(877)
Write-off	(11,577)	(1,453)	(186)
Exchange difference	343	(615)	(78)
Ending balance	11,784	2,876	370